INVENTORIES	6 Months Ended
Sep. 30, 2022
INVENTORIES
INVENTORIES

Note 6 – INVENTORIES

As of September 30, 2022,inventory consisted of finished goods, which were medical devices such as defibrillators and anesthesia laryngoscope, valued at US$899,555; while as of March 31, 2022, inventory consisted of finished goods, which were iHealth COVID-19 Antigen Rapid Tests, valued at US$7,795,822. The Company constantly monitors its potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory as of September 30, 2022.